Stockholders' Equity - Common Stock Shares (Details)			3 Months Ended	12 Months Ended
	Jul. 13, 2020 shares	Nov. 08, 2018 USD ($) shares	Mar. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Aug. 26, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Common stock, shares authorized			474,728,323	474,728,323		386,728,323
Common stock, $0.000001 par value | $ / shares			$ 0.000001	$ 0.000001		$ 0.000001
Common stock, shares issued			17,694,228	11,228,371		9,392,682
Common shares, shares outstanding (in shares)			17,694,228	11,228,371
Outstanding shares			175,528,225	175,437,783		191,139,933	186,466,181
Star Peak Energy Transition Corp [Member]
Class of Stock [Line Items]
Common stock shares issue proceeds | $				$ 10,771,700
Outstanding shares				24,275,528
Star Peak Energy Transition Corp [Member] | Class A shares
Class of Stock [Line Items]
Common stock, shares authorized			400,000,000	400,000,000
Common stock, $0.000001 par value | $ / shares			$ 0.0001	$ 0.0001
Common stock, shares issued			29,717,672	14,082,976
Common shares, shares outstanding (in shares)			29,717,672	14,082,976
Common shares outstanding including possible redemption			38,358,504	38,358,504
Outstanding shares			8,640,832	24,275,528
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%	20.00%
Star Peak Energy Transition Corp [Member] | Common Class B
Class of Stock [Line Items]
Common stock, shares authorized			40,000,000	40,000,000		40,000,000
Common stock, $0.000001 par value | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote			1	1
Common stock, shares issued		2,875,000	9,589,626	9,589,626		10,062,500
Common stock shares issue proceeds | $		$ 25,000
Common shares, shares outstanding (in shares)	10,062,500		9,589,626	9,589,626		10,062,500
Maximum shares subject to forfeiture	1,312,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Star Peak Energy Transition Corp [Member] | Over-allotment | Common Class B
Class of Stock [Line Items]
Maximum shares subject to forfeiture			1,312,500	1,312,500	472,874	1,312,500
As Previously Reported | Star Peak Energy Transition Corp [Member] | Class A shares
Class of Stock [Line Items]
Outstanding shares				36,384,726